Revenue from contracts with customers (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers
4. Revenue from contracts with customers
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):
	Three months ended March 31,
	2023	2022
Type of products or services
QCaaS	$1,168	$1,384
Professional services	406	309
Other revenue	9	20
Total revenue, net	$1,583	$1,713
Timing of revenue recognition
Revenue recognized over the time	$1,542	$1,662
Revenue recognized at a point in time	41	51
Total revenue, net	$1,583	$1,713
Other revenue includes printed circuit board sales.
The following table presents a summary of revenue by geography for the three months ended March 31, 2023 and 2022 (in thousands):
	Three months ended March 31,
	2023	2022
United States	$247	$777
Japan	308	434
Germany	288	263
United Kingdom	231	—
Other	509	239
Total revenue	$1,583	$1,713
“Other” includes rest of Europe, the Middle East, Africa, Asia, Canada and Australia where the revenue from a single country is not greater than 10% of total consolidated revenue. The Company has not had any sales in China, Russia or Ukraine.
Significant customers
The Company had significant customers during the three months ended March 31, 2023 and 2022. A significant customer is defined as one that comprises up to ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.
The tables below present the significant customers on a percentage of total revenue basis for the three months ended March 31, 2023 and 2022.
	Three months ended March 31,
	2023	2022
Customer A	15%	14%
Customer B	13%	13%
As of March 31, 2023 and 2022, there were three and one significant customers that comprised ten percent or more of outstanding accounts receivable balances, respectively.
All revenues derived from major customers above are located in Germany and Europe during the three month period ended March 31, 2023 and the United States and Germany during the three month period ended March 31, 2022.
Contract balances
The following table provides information about account receivable, contract assets and liabilities as of March 31, 2023 and December 31, 2022 (in thousands):
	March 31,	December 31,
	2023	2022
Contract assets:
Trade account receivable	$542	$757
Unbilled receivables, included in 'Prepaid expenses and other current assets'	59	58
Total contract assets	601	815
Contract liabilities:
Deferred revenue, current	1,827	1,781
Deferred revenue, noncurrent	9	9
Customer deposit, included in 'Accrued expenses and other current liabilities'	45	45
Total contract liabilities	$1,881	$1,835
Changes in deferred revenue from contracts with customers were as follows (in thousands):
	March 31,	December 31,
	2023	2022
Balance at beginning of period	$1,790	$2,719
Deferral of revenue	1,166	5,325
Recognition of deferred revenue	(1,120)	(6,254)
Balance at end of period	$1,836	$1,790
Remaining performance obligations
A significant number of the Company’s product and service sales are short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC 606-10-50-14 exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.
As of March 31, 2023, the aggregate amount of remaining performance obligations that were unsatisfied or partially unsatisfied related to customer contracts was $1.8 million. This amount included deferred revenue on the Company’s condensed consolidated balance sheets, of which approximately 99% is expected to be recognized to revenue in the next 12 months.
As of December 31, 2022, the aggregate amount of remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was $1.8 million which included deferred revenue on the Company’s condensed consolidated balance sheets, of which approximately 99% was expected to be recognized to revenue in the next 12 months.

4. Revenue from contracts with customers
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):
	Year ended December 31,
	2022	2021	2020
Type of products or services
QCaaS	$5,616	$4,424	$4,313
Professional services	1,478	1,786	426
Other revenue	79	69	421
Total revenue, net	$7,173	$6,279	$5,160
	Year ended December 31,
	2022	2021	2020
Timing of revenue recognition
Revenue recognized over the time	$6,960	$6,090	$4,688
Revenue recognized at a point in time	213	189	472
Total revenue, net	$7,173	$6,279	$5,160
Other revenue includes printed circuit board sales.
Revenue by geographical markets is presented in Note 177 - Geographic areas.
Contract balances
The following table provides information about account receivable, contract assets and liabilities as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31,	December 31,
	2022	2021
Contract assets:
Trade account receivable	$757	$421
Unbilled receivables, which are included in 'Prepaid expenses and other current assets'	58	17
Total contract assets	815	438
Contract liabilities:
Deferred revenue, current	1,781	2,665
Deferred revenue, noncurrent	9	54
Customer deposit, which are included in 'Accrued expenses and other current liabilities'	45	21
Total contract liabilities	$1,835	$2,740
Changes in deferred revenue from contracts with customers were as follows (in thousands):
	December 31,	December 31,
	2022	2021
Balance at beginning of period	$2,719	$4,713
Deferral of revenue	5,325	4,092
Recognition of deferred revenue	(6,254)	(6,086)
Balance at end of period	$1,790	$2,719
Remaining performance obligations
A significant number of the Company’s product and service sales are short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC 606-10-50-14 exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.
As of December 31, 2022, the aggregate amount of remaining performance obligations that were unsatisfied or partially unsatisfied related to customer contracts was $1.8 million. This amount included deferred revenue on the Company’s consolidated balance sheets, of which approximately 99% is expected to be recognized to revenue in the next 12 months.
As of December 31, 2021, the aggregate amount of remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was $2.7 million which included deferred revenue on the Company’s consolidated balance sheets, of which approximately 98% was expected to be recognized to revenue in the next 12 months.